Investment Objectives and Goals	Jan. 28, 2026
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Risk/Return [Heading]	City National Rochdale Government Money Market Fund
Objective [Heading]	INVESTMENT GOALS
Objective, Primary [Text Block]

The City National Rochdale Government Money Market Fund (the “Government Money Fund” or the “Fund”) is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	City National Rochdale Municipal High Income Fund
Objective [Heading]	INVESTMENT GOAL
Objective, Primary [Text Block]	The City National Rochdale Municipal High Income Fund (the “Muni High Income Fund” or the “Fund”) seeks to provide a high level of current income that is not subject to federal income tax.
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	City National Rochdale Fixed Income Opportunities Fund
Objective [Heading]	INVESTMENT GOAL
Objective, Primary [Text Block]	The City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund” or the “Fund”) seeks a high level of current income.